Quarterly Holdings Report
for
Fidelity® Enhanced International ETF
November 30, 2023
ITE-NPRT1-0124
1.9910067.100
Common Stocks - 95.6%
	Shares	Value ($)
Australia - 6.7%
ANZ Group Holdings Ltd.	361,260	5,817,181
Aristocrat Leisure Ltd.	185,784	4,982,698
BHP Group Ltd.	437,885	13,396,095
BHP Group Ltd. sponsored ADR (a)	8,129	495,544
Brambles Ltd.	592,493	5,222,473
Commonwealth Bank of Australia	55,634	3,847,319
Fortescue Ltd.	590,253	9,746,342
Glencore PLC	557,220	3,107,897
Macquarie Group Ltd.	63,170	7,056,076
Medibank Private Ltd.	1,327,097	3,034,003
Pilbara Minerals Ltd. (a)	767,066	1,844,893
Rio Tinto Ltd.	93,254	7,704,662
Suncorp Group Ltd.	201,071	1,856,022
Telstra Group Ltd.	2,304,359	5,816,352
Vicinity Centres unit	1,224,556	1,533,293
Wesfarmers Ltd.	292,407	10,174,329
Woodside Energy Group Ltd.	174,800	3,580,472
Woolworths Group Ltd.	34,844	803,509
TOTAL AUSTRALIA		90,019,160
Austria - 0.1%
Verbund AG	11,854	1,129,019
Belgium - 1.2%
Ageas	173,548	7,458,048
Solvay SA Class A	61,259	7,078,127
UCB SA	25,874	1,910,636
TOTAL BELGIUM		16,446,811
China - 0.8%
BOC Hong Kong (Holdings) Ltd.	2,809,500	7,517,129
Budweiser Brewing Co. APAC Ltd. (b)	443,700	785,008
Prosus NV	30,249	1,000,952
Wilmar International Ltd.	422,700	1,147,044
TOTAL CHINA		10,450,133
Denmark - 3.2%
Genmab A/S (c)	24,350	7,683,317
Genmab A/S ADR (c)	25,866	817,624
Novo Nordisk A/S:
Series B	306,855	31,162,002
Series B sponsored ADR	31,234	3,180,871
Rockwool International A/S Series B	1,451	391,741
TOTAL DENMARK		43,235,555
Finland - 1.8%
Elisa Corp. (A Shares)	25,535	1,141,812
Kesko Oyj	164,232	3,138,246
Kone OYJ (B Shares)	178,594	7,929,558
Nordea Bank Abp	881,065	9,835,745
UPM-Kymmene Corp.	59,021	2,060,959
TOTAL FINLAND		24,106,320
France - 11.2%
Air Liquide SA	79,005	14,946,269
Airbus Group NV	937	138,914
BNP Paribas SA	52,941	3,329,070
Carrefour SA	5,351	101,318
Compagnie de St.-Gobain	117,992	7,681,655
Edenred SA	134,146	7,300,896
Eiffage SA	45,691	4,625,323
Engie SA	430,919	7,466,423
Hermes International SCA	5,921	12,272,585
L'Oreal SA	35,486	16,649,958
La Francaise des Jeux SAEM (b)	78,913	2,851,774
Legrand SA	90,012	8,663,220
LVMH Moet Hennessy Louis Vuitton SE	14,909	11,403,729
Orange SA ADR	55,037	657,692
Publicis Groupe SA	59,794	5,049,354
Safran SA	54,194	9,498,597
Societe Generale Series A	47,314	1,188,392
TotalEnergies SE	257,823	17,472,667
TotalEnergies SE sponsored ADR	19,761	1,344,736
Ubisoft Entertainment SA (c)	145,708	4,144,301
VINCI SA	105,092	12,846,294
Wendel SA	6,516	550,746
TOTAL FRANCE		150,183,913
Germany - 5.9%
Allianz SE	40,854	10,254,685
Bayerische Motoren Werke AG (BMW)	67,620	7,035,842
Deutsche Bank AG	747,117	9,292,044
Deutsche Borse AG	22,469	4,262,943
Fresenius Medical Care AG & Co. KGaA	23,886	978,377
Fresenius SE & Co. KGaA	90,598	2,868,737
GEA Group AG	18,860	692,242
HeidelbergCement AG	54,126	4,406,928
Knorr-Bremse AG	29,292	1,833,350
Mercedes-Benz Group AG:
ADR	50,266	814,812
(Germany)	48,094	3,119,032
Nemetschek SE	4,317	376,112
Rational AG	1,024	654,842
RWE AG	21,166	907,053
SAP SE	57,225	9,061,864
Scout24 AG (b)	27,779	1,935,196
Siemens AG	92,729	15,544,070
Siemens AG sponsored ADR	29,194	2,452,296
Telefonica Deutschland Holding AG (a)	462,740	1,183,677
Zalando SE (b)(c)	53,150	1,264,684
TOTAL GERMANY		78,938,786
Hong Kong - 1.3%
AIA Group Ltd.	542,632	4,682,114
ASMPT Ltd.	44,300	452,851
Hang Seng Bank Ltd.	127,400	1,410,790
Hong Kong Exchanges and Clearing Ltd.	12,200	432,942
Hongkong Land Holdings Ltd.	81,900	263,718
Jardine Matheson Holdings Ltd.	101,400	3,915,054
New World Development Co. Ltd.	662,000	984,784
Sino Land Ltd.	522,000	525,923
Swire Pacific Ltd. (A Shares)	30,500	197,963
WH Group Ltd. (b)	5,674,955	3,647,059
Xinyi Glass Holdings Ltd.	268,000	308,440
TOTAL HONG KONG		16,821,638
Ireland - 0.0%
AerCap Holdings NV (c)	8,257	563,293
Israel - 0.7%
Bank Hapoalim BM (Reg.)	37,648	317,976
Wix.com Ltd. (c)	83,672	8,492,708
TOTAL ISRAEL		8,810,684
Italy - 2.6%
Assicurazioni Generali SpA	423,423	8,759,327
Coca-Cola HBC AG	163,684	4,537,877
Eni SpA	513,120	8,471,800
Intesa Sanpaolo SpA	3,383,928	9,729,716
Terna - Rete Elettrica Nazionale	260,392	2,096,298
UniCredit SpA	39,570	1,076,153
TOTAL ITALY		34,671,171
Japan - 22.6%
Ajinomoto Co., Inc.	216,500	8,069,466
ASAHI INTECC Co. Ltd.	1,700	32,868
Bridgestone Corp.	67,100	2,759,853
Canon, Inc.	246,000	6,316,754
Capcom Co. Ltd.	27,800	934,355
Central Japan Railway Co.	187,000	4,477,607
Chubu Electric Power Co., Inc.	513,300	6,325,368
Chugai Pharmaceutical Co. Ltd.	65,100	2,291,190
Dai Nippon Printing Co. Ltd.	37,400	1,047,634
Daiwa Securities Group, Inc.	1,050,500	6,769,511
DENSO Corp.	553,000	8,631,067
Disco Corp.	42,300	9,155,585
Fast Retailing Co. Ltd.	44,500	11,252,563
FUJIFILM Holdings Corp.	57,700	3,370,309
Hitachi Ltd.	183,000	12,694,962
Honda Motor Co. Ltd.	1,012,700	10,307,327
Hoshizaki Corp.	12,600	400,198
Hoya Corp.	86,484	9,721,138
Itochu Corp.	40,200	1,555,832
JFE Holdings, Inc.	405,100	5,956,549
Kansai Electric Power Co., Inc.	65,100	865,453
Keyence Corp.	900	384,561
Kintetsu Group Holdings Co. Ltd.	32,700	914,435
Komatsu Ltd.	71,500	1,819,088
Lawson, Inc.	53,900	2,661,553
LY Corp.	2,583,300	7,502,826
Makita Corp.	36,200	958,106
Mazda Motor Corp.	400,600	4,265,123
Mitsubishi Chemical Holdings Corp.	171,500	1,120,314
Mitsubishi Corp.	239,000	11,100,459
Mitsubishi UFJ Financial Group, Inc.	146,100	1,236,716
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (a)	58,363	501,338
Mitsui & Co. Ltd.	278,700	10,135,913
Nexon Co. Ltd.	65,300	1,408,535
Nidec Corp.	156,700	5,923,019
Nintendo Co. Ltd.	51,300	2,391,647
Nippon Paint Holdings Co. Ltd.	752,400	5,605,192
Nippon Sanso Holdings Corp.	57,400	1,503,333
Nippon Steel & Sumitomo Metal Corp.	146,700	3,420,625
Nippon Telegraph & Telephone Corp.	5,709,800	6,666,440
Nissan Motor Co. Ltd.	1,640,700	6,450,587
Nissan Motor Co. Ltd. sponsored ADR (a)	87,636	694,953
Nitto Denko Corp.	104,000	7,375,961
Nomura Research Institute Ltd.	10,300	288,450
OBIC Co. Ltd.	28,400	4,347,349
Olympus Corp.	427,900	6,251,392
Ono Pharmaceutical Co. Ltd.	221,100	4,057,825
Open House Group Co. Ltd.	10,600	295,136
Oracle Corp. Japan	20,100	1,550,273
Otsuka Holdings Co. Ltd.	155,700	5,974,486
Panasonic Holdings Corp.	890,800	9,192,796
Recruit Holdings Co. Ltd.	35,000	1,299,575
Renesas Electronics Corp. (c)	107,800	1,893,008
Shin-Etsu Chemical Co. Ltd.	346,400	12,177,504
Shin-Etsu Chemical Co. Ltd. ADR (a)	30,225	531,960
Shiseido Co. Ltd.	81,000	2,166,775
SoftBank Corp.	837,400	10,158,262
Sompo Holdings, Inc.	36,700	1,672,615
Sony Group Corp.	44,200	3,821,961
Subaru Corp.	221,200	3,910,463
Tokyo Electron Ltd.	83,600	13,547,079
Tokyo Gas Co. Ltd.	38,800	896,854
Toyota Motor Corp.	543,295	10,240,374
Toyota Motor Corp. sponsored ADR	1,032	195,853
Toyota Tsusho Corp.	130,100	7,186,827
USS Co. Ltd.	36,700	716,128
Yokogawa Electric Corp.	157,500	2,975,567
ZOZO, Inc.	19,600	413,126
TOTAL JAPAN		302,737,951
Netherlands - 5.6%
ASML Holding NV (Netherlands)	23,691	16,065,708
ASR Nederland NV	11,685	537,637
ING Groep NV (Certificaten Van Aandelen)	392,934	5,508,032
Koninklijke Ahold Delhaize NV	235,485	6,808,003
Koninklijke Philips Electronics NV	406,279	8,300,745
NN Group NV	211,380	8,027,740
Shell PLC:
(London)	749,260	24,215,124
rights (d)	753,460	249,397
Wolters Kluwer NV	33,274	4,574,428
TOTAL NETHERLANDS		74,286,814
New Zealand - 0.2%
Meridian Energy Ltd.	585,870	1,881,461
Xero Ltd. (c)	10,758	732,515
TOTAL NEW ZEALAND		2,613,976
Norway - 0.7%
DNB Bank ASA	323,638	6,164,704
Gjensidige Forsikring ASA	163,053	2,744,186
TOTAL NORWAY		8,908,890
Singapore - 2.2%
Oversea-Chinese Banking Corp. Ltd.	916,200	8,588,733
Singapore Technologies Engineering Ltd.	81,000	224,647
Singapore Telecommunications Ltd.	461,600	797,111
STMicroelectronics NV (France)	220,479	10,428,826
United Overseas Bank Ltd.	442,755	9,009,338
TOTAL SINGAPORE		29,048,655
Spain - 3.9%
ACS Actividades de Construccion y Servicios SA	26,524	1,058,136
Aena SME SA (b)	5,549	954,032
Banco Bilbao Vizcaya Argentaria SA	1,256,401	11,632,742
Banco Santander SA (Spain)	857,066	3,546,015
CaixaBank SA	433,452	1,949,057
Endesa SA	14,783	308,712
Grifols SA (c)	23,354	329,581
Iberdrola SA	1,106,804	13,667,959
Industria de Diseno Textil SA	282,184	11,619,760
Redeia Corp. SA	136,033	2,277,346
Telefonica SA	991,992	4,269,463
TOTAL SPAIN		51,612,803
Sweden - 2.4%
ASSA ABLOY AB (B Shares)	29,192	746,760
Atlas Copco AB (B Shares)	33,949	447,476
Essity AB (B Shares)	96,228	2,404,807
Evolution AB (b)	8,035	831,811
Fastighets AB Balder (c)	184,273	1,085,228
Industrivarden AB (A Shares)	76,020	2,282,648
Securitas AB (B Shares) (a)	61,458	552,566
Skandinaviska Enskilda Banken AB (A Shares)	185,941	2,248,166
Svenska Handelsbanken AB (A Shares)	832,316	7,876,333
Swedish Orphan Biovitrum AB (c)	130,248	3,095,031
Volvo AB (B Shares)	478,681	11,085,326
TOTAL SWEDEN		32,656,152
Switzerland - 4.7%
ABB Ltd.:
(Reg.)	240,132	9,518,079
sponsored ADR	76,616	3,050,083
Alcon, Inc. (Switzerland)	19,533	1,470,384
BKW AG	4,250	749,343
Compagnie Financiere Richemont SA	7,445	928,984
Compagnie Financiere Richemont SA Series A	43,967	5,482,695
Givaudan SA	2,832	10,581,596
Logitech International SA (Reg.)	52,250	4,548,978
Novartis AG	235,842	22,924,370
Schindler Holding AG (participation certificate)	3,854	861,506
Swiss Life Holding AG	3,655	2,339,834
UBS Group AG	28,958	814,475
TOTAL SWITZERLAND		63,270,327
United Kingdom - 10.8%
3i Group PLC	148,301	4,178,808
AstraZeneca PLC (United Kingdom)	80,946	10,347,788
Aviva PLC	415,163	2,188,212
BAE Systems PLC	752,693	9,977,491
BP PLC	1,490,295	9,013,897
British American Tobacco PLC:
(United Kingdom)	80,376	2,548,944
sponsored ADR	83,262	2,655,225
BT Group PLC	2,175,632	3,375,604
Bunzl PLC	79,584	3,016,134
Burberry Group PLC	171,455	3,167,795
Centrica PLC	1,390,495	2,616,469
CK Hutchison Holdings Ltd.	132,000	661,580
Coca-Cola European Partners PLC	39,250	2,380,120
Diageo PLC	25,026	873,102
Hargreaves Lansdown PLC	325,141	2,948,847
HSBC Holdings PLC:
(United Kingdom)	1,770,941	13,461,297
sponsored ADR (a)	140,745	5,408,830
Imperial Brands PLC	184,741	4,306,523
InterContinental Hotel Group PLC	58,158	4,490,463
InterContinental Hotel Group PLC ADR	46,272	3,634,666
Next PLC	10,071	1,008,231
Pearson PLC	383,672	4,539,485
Reckitt Benckiser Group PLC	50,985	3,474,477
RELX PLC:
(London Stock Exchange)	100,500	3,857,037
sponsored ADR (a)	19,123	737,765
Rolls-Royce Holdings PLC (c)	3,183,748	10,803,939
Sage Group PLC	255,637	3,648,451
Schroders PLC	738,372	3,743,545
Tesco PLC	2,485,089	8,966,405
Unilever PLC	193,611	9,213,570
Vodafone Group PLC	2,008,782	1,808,919
Wise PLC (c)	157,664	1,554,127
TOTAL UNITED KINGDOM		144,607,746
United States of America - 7.0%
CRH PLC	21,107	1,328,596
CSL Ltd.	2,062	357,280
GSK PLC	345,132	6,184,495
GSK PLC sponsored ADR	177,406	6,384,842
Holcim AG	146,787	10,778,125
Monday.com Ltd. (a)(c)	30,398	5,466,776
Nestle SA (Reg. S)	194,206	22,033,078
QIAGEN NV (Germany) (c)	122,509	5,020,667
Roche Holding AG:
(Bearer)	3,172	904,837
(participation certificate)	42,515	11,460,164
Sanofi SA	137,999	12,837,110
Sanofi SA sponsored ADR	31,153	1,456,403
Schneider Electric SA	5,428	996,271
Swiss Re Ltd.	9,277	1,093,811
Tenaris SA	67,402	1,155,531
Tenaris SA sponsored ADR	175,239	6,075,536
TOTAL UNITED STATES OF AMERICA		93,533,522
TOTAL COMMON STOCKS (Cost $1,071,636,560)		1,278,653,319

Nonconvertible Preferred Stocks - 1.0%
	Shares	Value ($)
Germany - 1.0%
Dr. Ing. h.c. F. Porsche AG Series F (b)	55,457	5,074,277
Volkswagen AG	75,893	8,791,306

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $17,087,419)		13,865,583

Government Obligations - 0.1%
	Principal Amount (e)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.32% to 5.33% 2/22/24 to 2/29/24 (f) (Cost $1,223,871)	1,240,000	1,223,899

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (g)	3,734,833	3,735,580
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	14,189,044	14,190,463
TOTAL MONEY MARKET FUNDS (Cost $17,926,043)		17,926,043

TOTAL INVESTMENT IN SECURITIES - 98.1% (Cost $1,107,873,893)	1,311,668,844
NET OTHER ASSETS (LIABILITIES) - 1.9%	25,553,652
NET ASSETS - 100.0%	1,337,222,496

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	349	Dec 2023	37,109,170	(31,643)	(31,643)

The notional amount of futures purchased as a percentage of Net Assets is 2.8%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,343,841 or 1.3% of net assets.

(c)	Non-income producing
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,223,899.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	-	74,270,617	70,535,037	16,613	-	-	3,735,580	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	18,662,914	4,472,451	5,859	-	-	14,190,463	0.1%
Total	-	92,933,531	75,007,488	22,472	-	-	17,926,043

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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